SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	2 Months Ended
Feb. 28, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation

The financial statements of the Company have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Fair value of financial instruments

The Company’s financial instruments are accounted for at fair value on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are described below:

Level 1 —	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 —	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 —	inputs to the valuation methodology are unobservable and significant to the fair value.

(c) Transaction costs in an offering of equity securities

In the event of offering of equity securities, incremental costs that otherwise would not have been incurred are deferred and capitalized in the balance sheet as deferred offering costs which will be later deducted against additional paid-in capital upon completion of offering of equity securities.

Xpand Boom Technology Inc.
Notes to the Financial Statements
(in U.S. dollars unless otherwise stated)